Investment in LLCs (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Results for internal valuation model and the carrying value of its investment in Central Platte
Total carrying value of investment in LLCs	$ 17,222	$ 17,674
Central Platte Holdings [Member]
Results for internal valuation model and the carrying value of its investment in Central Platte
Method 1	14,955
Method 2	15,510
Method 3	17,655
Average of methods 1, 2, and 3	16,040
Total carrying value of investment in LLCs	$ 15,858